Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 53,997	€ 172,831	€ 34,763
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	53,997	172,831	34,763
Denmark | Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	(2,067)	9,617	6,929
United States | Moderna
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	5,369	0	0
United States | BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	50,695	126,100	13,138
United States | Amgen
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	0	0	10,228
United Kingdom | GSK
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 0	€ 37,114	€ 4,468